Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.9%)
Linde plc	1,857,099	888,399
Newmont Corp.	4,297,389	402,708
Air Products and Chemicals Inc.	881,847	260,048
Nucor Corp.	887,883	228,443
Fastenal Co.	4,625,640	220,689
International Paper Co.	2,111,829	86,226
Reliance Inc.	205,068	83,278
International Flavors & Fragrances Inc.	1,029,561	81,562
CF Industries Holdings Inc.	616,971	77,239
Southern Copper Corp.	370,505	67,695
LyondellBasell Industries NV Class A	1,038,554	64,473
Albemarle Corp.	474,434	55,812
Avery Dennison Corp.	308,334	52,334
Timken Co.	259,273	35,663
Eastman Chemical Co.	457,123	31,976
Mosaic Co.	1,278,676	28,284
NewMarket Corp.	24,901	21,170
Sensient Technologies Corp.	169,286	20,936
UFP Industries Inc.	224,654	19,486
Cabot Corp.	204,938	18,039
Avient Corp.	367,883	13,361
Ashland Inc.	183,238	13,305
Scotts Miracle-Gro Co.	178,572	11,729
Kaiser Aluminum Corp.	64,810	10,349
Chemours Co.	602,289	10,004
Westlake Corp.	133,833	9,435
Aura Minerals Inc.	163,091	8,900
Quaker Chemical Corp.	54,504	8,749
Olin Corp.	460,875	8,531
Innospec Inc.	98,655	8,482
Huntsman Corp.	660,353	6,445
FMC Corp.	498,889	5,343
Sylvamo Corp.	132,548	4,959
Worthington Steel Inc.	130,541	4,701
		2,868,753
Consumer Discretionary (7.7%)
Home Depot Inc.	4,017,002	1,333,484
McDonald's Corp.	2,860,133	774,066
Walt Disney Co.	7,144,310	687,211
Starbucks Corp.	4,594,751	483,598
Lowe's Cos. Inc.	2,257,225	469,074
Royal Caribbean Cruises Ltd.	1,012,642	322,324
Target Corp.	1,827,755	264,092
Ford Motor Co.	15,736,257	231,008
eBay Inc.	1,789,280	203,996
NIKE Inc. Class B	4,751,544	198,187
Garmin Ltd.	661,273	194,269
Yum! Brands Inc.	1,112,650	170,547
Carnival Corp. Ltd.	5,135,037	142,805
Tapestry Inc.	813,992	124,028
Dollar General Corp.	885,751	112,535
Williams-Sonoma Inc.	470,192	107,514
Darden Restaurants Inc.	460,817	93,813
Omnicom Group Inc.	1,139,609	89,687
Southwest Airlines Co.	1,853,646	83,358
Estee Lauder Cos. Inc. Class A	993,079	83,319
Lennar Corp. Class A	835,882	68,835
Genuine Parts Co.	552,672	68,736
Best Buy Co. Inc.	792,105	68,327
Tractor Supply Co.	2,115,545	65,095
Ralph Lauren Corp.	149,767	56,962
Texas Roadhouse Inc. Class A	264,561	54,351

		Shares	Market Value ($000)
	Las Vegas Sands Corp.	1,110,377	54,286
	Hasbro Inc.	567,683	53,328
	BorgWarner Inc.	823,771	52,507
	Dick's Sporting Goods Inc.	254,729	49,904
	Service Corp. International	539,225	46,476
	Fox Corp. Class A	794,548	46,267
	Rollins Inc.	1,196,497	45,431
	Domino's Pizza Inc.	119,921	41,665
	Autoliv Inc.	300,488	37,011
	Fox Corp. Class B	557,982	28,982
	Lear Corp.	202,759	26,488
	Macy's Inc.	1,058,053	26,261
	Pool Corp.	129,285	24,010
	LKQ Corp.	1,022,619	22,958
	H&R Block Inc.	505,827	22,272
	Wyndham Hotels & Resorts Inc.	294,492	22,046
	Nexstar Media Group Inc. Class A	114,742	21,862
	Sirius XM Holdings Inc.	713,433	21,132
	Vail Resorts Inc.	140,946	21,055
	VF Corp.	1,413,708	20,244
	Gentex Corp.	855,554	19,986
	Cheesecake Factory Inc.	185,491	18,812
	Kontoor Brands Inc.	220,190	18,439
	Meritage Homes Corp.	260,830	18,310
	Travel + Leisure Co.	240,589	18,290
	Gap Inc.	892,286	17,926
	Bath & Body Works Inc.	807,293	16,243
	Penske Automotive Group Inc.	71,319	15,498
	Thor Industries Inc.	202,561	15,186
	Signet Jewelers Ltd.	158,232	14,700
	Polaris Inc.	214,503	14,389
	KB Home	244,823	13,458
	Advance Auto Parts Inc.	241,725	13,425
	Steven Madden Ltd.	287,601	13,253
	HNI Corp.	283,608	12,765
	Red Rock Resorts Inc. Class A	188,447	12,144
	Dana Inc.	439,831	11,845
	Visteon Corp.	106,715	11,156
	American Eagle Outfitters Inc.	633,097	10,877
	Marriott Vacations Worldwide Corp.	111,029	10,826
	Phinia Inc.	145,164	10,683
	Harley-Davidson Inc.	410,771	10,080
	LCI Industries	94,400	9,663
	Newell Brands Inc.	1,688,928	9,458
	Interparfums Inc.	72,862	9,075
	Super Group SGHC Ltd.	643,570	9,010
	John Wiley & Sons Inc. Class A	159,324	8,317
	Dillard's Inc. Class A	12,823	7,544
	Worthington Enterprises Inc.	124,874	7,019
	Strategic Education Inc.	85,129	6,981
	Century Communities Inc.	101,395	6,810
	La-Z-Boy Inc.	164,891	6,493
	MillerKnoll Inc.	271,450	6,113
	Buckle Inc.	126,738	5,547
	Columbia Sportswear Co.	88,113	5,232
	Leggett & Platt Inc.	531,076	5,205
[1]	Wendy's Co.	644,072	4,740
	Papa John's International Inc.	130,747	3,909
	Brightstar Lottery plc	376,677	3,782
	Lennar Corp. Class B	21,935	1,770
			7,670,365
Consumer Staples (8.4%)
	Coca-Cola Co.	15,653,168	1,371,061
	Procter & Gamble Co.	9,391,219	1,356,937
	Philip Morris International Inc.	6,279,910	1,198,332
	PepsiCo Inc.	5,496,663	767,114
	CVS Health Corp.	5,168,367	539,733
	Altria Group Inc.	6,730,102	459,868
	Mondelez International Inc. Class A	5,169,781	322,129

	Shares	Market Value ($000)
Colgate-Palmolive Co.	3,202,692	292,406
Cardinal Health Inc.	943,015	216,922
Sysco Corp.	1,926,317	164,199
Keurig Dr Pepper Inc.	5,217,374	162,365
Archer-Daniels-Midland Co.	1,930,896	153,062
Kenvue Inc.	7,632,405	146,847
Kimberly-Clark Corp.	1,328,833	145,255
Kroger Co.	2,242,770	129,498
Hershey Co.	588,676	103,048
Kraft Heinz Co.	3,442,387	88,986
General Mills Inc.	2,148,175	76,797
Constellation Brands Inc. Class A	555,797	72,381
Tyson Foods Inc. Class A	1,108,250	64,234
Bunge Global SA	534,421	56,772
McCormick & Co. Inc. (Non-Voting)	1,025,318	52,189
J M Smucker Co.	421,268	50,240
Clorox Co.	483,956	46,232
Hormel Foods Corp.	1,166,818	29,182
Lamb Weston Holdings Inc.	530,879	27,898
Conagra Brands Inc.	1,917,408	27,822
Molson Coors Beverage Co. Class B	614,538	25,540
Ingredion Inc.	252,213	25,085
Primo Brands Corp. Class A	981,976	22,291
Campbell's Co.	801,157	17,609
Brown-Forman Corp. Class B	601,938	17,294
Albertsons Cos. Inc. Class A	1,333,230	15,439
Cal-Maine Foods Inc.	172,818	15,170
WD-40 Co.	54,439	12,365
Marzetti Co.	78,306	8,369
Spectrum Brands Holdings Inc.	90,129	8,001
Nomad Foods Ltd.	459,482	5,468
Reynolds Consumer Products Inc.	218,618	5,452
Flowers Foods Inc.	754,612	5,297
Energizer Holdings Inc.	248,641	5,214
Universal Corp.	98,206	5,174
J & J Snack Foods Corp.	59,840	4,578
Del Monte Corp.	131,202	3,898
Weis Markets Inc.	49,236	3,794
Brown-Forman Corp. Class A	112,848	3,297
		8,330,844
Energy (9.4%)
ExxonMobil Holdings Corp.	16,759,319	2,605,068
Chevron Corp.	7,471,491	1,470,614
ConocoPhillips	4,910,483	591,615
Marathon Petroleum Corp.	1,184,501	374,859
Valero Energy Corp.	1,191,179	372,720
Williams Cos. Inc.	4,909,443	351,222
Phillips 66	1,614,310	341,717
EOG Resources Inc.	2,157,086	320,737
SLB Ltd.	6,020,602	298,562
Kinder Morgan Inc.	7,830,825	251,996
Baker Hughes Co.	3,997,785	241,826
Targa Resources Corp.	855,056	231,181
ONEOK Inc.	2,538,475	230,519
Devon Energy Corp.	4,539,343	204,861
Occidental Petroleum Corp.	2,920,272	166,660
Diamondback Energy Inc.	771,059	156,486
EQT Corp.	2,429,343	129,460
Halliburton Co.	3,354,502	108,183
Expand Energy Corp.	916,175	86,148
Ovintiv Inc.	1,137,361	71,040
Permian Resources Corp. Class A	3,180,812	67,783
HF Sinclair Corp.	622,936	56,980
DT Midstream Inc.	409,411	56,499
APA Corp.	1,419,413	52,972
Range Resources Corp.	937,156	37,617
Viper Energy Inc. Class A	762,574	34,018
Chord Energy Corp.	227,281	31,906
SM Energy Co.	957,393	31,134

	Shares	Market Value ($000)
Antero Midstream Corp.	1,328,584	29,189
PBF Energy Inc. Class A	388,263	28,064
NOV Inc.	1,436,078	27,903
Weatherford International plc	284,000	24,932
Archrock Inc.	687,139	24,572
Magnolia Oil & Gas Corp. Class A	912,857	23,470
Matador Resources Co.	464,966	23,197
Murphy Oil Corp.	544,373	21,633
Noble Corp. plc	505,061	21,415
Golar LNG Ltd.	389,739	19,156
Delek US Holdings Inc.	239,608	16,262
California Resources Corp.	288,244	15,167
Patterson-UTI Energy Inc.	1,379,560	14,458
Helmerich & Payne Inc.	384,900	13,306
Liberty Energy Inc. Class A	634,454	11,871
Peabody Energy Corp.	489,485	10,436
Northern Oil & Gas Inc.	413,387	8,743
World Kinect Corp.	198,675	7,919
		9,316,076
Financials (21.2%)
JPMorgan Chase & Co.	10,767,943	3,788,055
Bank of America Corp.	26,635,935	1,650,096
Goldman Sachs Group Inc.	1,102,825	1,123,095
Wells Fargo & Co.	12,336,445	1,066,486
Morgan Stanley	4,513,673	949,767
Citigroup Inc.	6,673,048	883,845
Blackrock Inc.	614,923	670,506
Progressive Corp.	2,352,253	497,313
Chubb Ltd.	1,416,979	496,906
Bank of New York Mellon Corp.	2,762,570	431,873
PNC Financial Services Group Inc.	1,617,054	404,053
US Bancorp	6,266,784	394,870
CME Group Inc.	1,454,986	389,631
Blackstone Inc.	2,997,959	382,989
Marsh & McLennan Cos. Inc.	1,942,043	368,386
Travelers Cos. Inc.	853,838	319,643
Allstate Corp.	1,032,953	272,782
Truist Financial Corp.	5,018,218	260,144
Aflac Inc.	1,833,318	233,711
Apollo Global Management Inc.	1,690,182	212,270
MetLife Inc.	2,175,544	209,135
Fifth Third Bancorp	3,640,783	205,704
Ameriprise Financial Inc.	365,279	199,384
State Street Corp.	1,077,328	198,401
Prudential Financial Inc.	1,400,690	170,996
Nasdaq Inc.	1,798,990	169,447
American International Group Inc.	2,145,373	168,583
MSCI Inc.	283,262	162,094
Hartford Insurance Group Inc.	1,101,990	156,383
M&T Bank Corp.	590,851	145,521
Huntington Bancshares Inc.	8,110,639	138,205
Northern Trust Corp.	739,120	134,660
Citizens Financial Group Inc.	1,700,091	121,812
Raymond James Financial Inc.	676,960	119,131
Credicorp Ltd.	273,371	109,507
Cincinnati Financial Corp.	612,664	108,858
Regions Financial Corp.	3,437,969	106,405
Ares Management Corp. Class A	792,274	101,482
Principal Financial Group Inc.	862,252	98,038
T. Rowe Price Group Inc.	847,826	94,745
KeyCorp	3,726,979	84,192
East West Bancorp Inc.	547,206	71,684
Broadridge Financial Solutions Inc.	463,460	71,350
W R Berkley Corp.	913,249	66,247
Pinnacle Financial Partners Inc.	600,792	63,221
Reinsurance Group of America Inc.	263,449	62,398
Everest Group Ltd.	159,335	59,615
Assurant Inc.	199,128	55,595
Unum Group	637,385	54,885

	Shares	Market Value ($000)
Equitable Holdings Inc.	1,125,247	53,618
Fidelity National Financial Inc.	1,022,542	52,753
Webster Financial Corp.	650,975	50,268
Stifel Financial Corp.	599,960	49,743
Carlyle Group Inc.	1,068,161	49,157
First Horizon Corp.	1,906,773	48,890
Ally Financial Inc.	1,111,403	48,157
Evercore Inc. Class A	147,603	47,316
Popular Inc.	256,307	44,908
Invesco Ltd.	1,447,350	42,842
Wintrust Financial Corp.	266,676	42,546
UMB Financial Corp.	289,830	42,237
SEI Investments Co.	409,322	42,152
SouthState Bank Corp.	390,222	41,008
Zions Bancorp NA	583,363	40,660
Primerica Inc.	125,867	40,272
Cullen/Frost Bankers Inc.	237,553	39,515
Old Republic International Corp.	906,590	39,174
FactSet Research Systems Inc.	146,541	38,570
American Financial Group Inc.	266,537	37,774
Voya Financial Inc.	373,244	37,112
Franklin Resources Inc.	1,080,856	36,598
Old National Bancorp	1,373,732	36,596
Columbia Banking System Inc.	1,160,822	36,299
Prosperity Bancshares Inc.	463,106	34,673
Western Alliance Bancorp	425,932	34,283
Jefferies Financial Group Inc.	610,039	33,308
FirstCash Holdings Inc.	161,672	32,983
Hanover Insurance Group Inc.	139,827	32,528
Commerce Bancshares Inc.	545,539	32,334
Jackson Financial Inc. Class A	259,310	31,708
Lincoln National Corp.	691,276	31,529
Axis Capital Holdings Ltd.	294,689	31,037
Corebridge Financial Inc.	988,885	30,843
First American Financial Corp.	392,222	29,413
OneMain Holdings Inc.	463,189	28,986
Valley National Bancorp	1,934,881	27,649
Houlihan Lokey Inc. Class A	219,423	27,535
Blue Owl Capital Inc. Class A	2,657,451	27,372
XP Inc. Class A	1,579,915	26,953
FNB Corp.	1,409,394	26,638
United Bankshares Inc.	548,355	26,568
Glacier Bancorp Inc.	521,939	25,726
TPG Inc. Class A	584,002	25,498
Hancock Whitney Corp.	326,016	25,103
MGIC Investment Corp.	833,897	25,050
Atlantic Union Bankshares Corp.	568,764	24,133
Essent Group Ltd.	357,668	23,592
Home BancShares Inc.	741,498	23,038
MarketAxess Holdings Inc.	140,410	22,789
Selective Insurance Group Inc.	240,253	22,774
Bank OZK	416,569	21,370
Piper Sandler Cos.	278,725	21,127
Radian Group Inc.	541,461	21,112
RLI Corp.	329,893	20,203
CNO Financial Group Inc.	366,682	20,201
Eastern Bankshares Inc.	868,788	19,947
Moelis & Co. Class A	296,869	19,914
Ryan Specialty Holdings Inc. Class A	448,216	19,793
SLM Corp.	757,848	19,700
Virtu Financial Inc. Class A	332,427	19,523
Fulton Financial Corp.	766,891	18,658
First Financial Bankshares Inc.	524,767	18,440
ServisFirst Bancshares Inc.	205,793	18,419
First Bancorp	622,015	17,995
Associated Banc-Corp	568,530	17,556
Bread Financial Holdings Inc.	162,008	17,508
Victory Capital Holdings Inc. Class A	171,676	17,001
United Community Banks Inc.	478,414	16,955
International Bancshares Corp.	218,015	16,687

	Shares	Market Value ($000)
Cathay General Bancorp	258,799	16,354
Renasant Corp.	374,928	16,336
Independent Bank Corp.	192,828	16,165
Lazard Inc.	375,075	15,896
WesBanco Inc.	376,991	15,600
CVB Financial Corp.	669,019	14,966
First Financial Bancorp	415,955	14,072
Hamilton Lane Inc. Class A	157,656	14,017
Assured Guaranty Ltd.	168,550	13,942
Park National Corp.	66,971	13,940
BankUnited Inc.	297,420	13,875
First Hawaiian Inc.	494,608	13,745
First Interstate BancSystem Inc. Class A	360,309	13,699
Community Financial System Inc.	210,455	13,640
Simmons First National Corp. Class A	573,256	13,523
Seacoast Banking Corp. of Florida	387,973	13,478
StepStone Group Inc. Class A	305,074	13,381
Towne Bank	345,343	13,092
Provident Financial Services Inc.	511,843	12,632
Bank of Hawaii Corp.	157,368	12,574
Mercury General Corp.	107,626	11,529
NBT Bancorp Inc.	203,207	10,699
BOK Financial Corp.	75,676	10,692
First Merchants Corp.	247,708	10,686
WaFd Inc.	290,406	10,678
Beacon Financial Corp.	332,453	10,476
Trustmark Corp.	218,993	10,391
Artisan Partners Asset Management Inc. Class A	252,655	9,914
Bank of NT Butterfield & Son Ltd.	159,132	9,753
BancFirst Corp.	84,599	9,544
Banner Corp.	133,542	9,403
Cohen & Steers Inc.	111,823	9,200
Northwest Bancshares Inc.	577,509	9,090
Stock Yards Bancorp Inc.	104,279	8,874
PennyMac Financial Services Inc.	117,464	8,858
First Commonwealth Financial Corp.	410,329	8,834
Horace Mann Educators Corp.	162,425	8,464
City Holding Co.	55,650	8,075
S&T Bancorp Inc.	148,251	7,731
Hope Bancorp Inc.	495,142	6,937
Intercorp Financial Services Inc.	118,883	6,932
Kemper Corp.	234,067	6,643
Walker & Dunlop Inc.	131,967	6,557
Hilltop Holdings Inc.	160,484	6,330
1st Source Corp.	69,436	6,231
Enact Holdings Inc.	109,321	5,173
CNA Financial Corp.	84,750	4,447
F&G Annuities & Life Inc.	147,457	4,213
TFS Financial Corp.	209,295	3,853
Navient Corp.	268,074	2,249
		20,995,799
Health Care (12.4%)
Johnson & Johnson	9,703,711	2,487,546
AbbVie Inc.	7,129,856	1,789,166
UnitedHealth Group Inc.	3,636,227	1,506,852
Merck & Co. Inc.	9,962,744	1,297,149
Amgen Inc.	2,003,624	771,716
Abbott Laboratories	6,978,587	737,637
Gilead Sciences Inc.	5,002,813	651,416
Pfizer Inc.	22,927,340	573,413
Bristol-Myers Squibb Co.	8,224,205	537,123
Medtronic plc	5,165,168	441,054
Elevance Health Inc.	855,328	321,466
Cigna Group	1,051,263	293,355
Becton Dickinson & Co.	1,144,549	189,560
Humana Inc.	483,631	175,974
Zoetis Inc.	1,693,910	130,922
Quest Diagnostics Inc.	445,096	103,712
Royalty Pharma plc Class A	1,665,280	97,302

		Shares	Market Value ($000)
	Viatris Inc.	4,680,383	82,188
	Baxter International Inc.	2,067,649	54,090
	Chemed Corp.	52,594	27,993
	Organon & Co.	1,053,051	14,269
	Perrigo Co. plc	551,105	5,572
			12,289,475
Industrials (14.1%)
	Caterpillar Inc.	1,829,325	1,490,552
	RTX Corp.	5,431,834	1,169,039
	Union Pacific Corp.	2,390,045	698,204
	Eaton Corp. plc	1,564,823	649,715
	Capital One Financial Corp.	2,510,262	524,670
	Lockheed Martin Corp.	817,758	476,540
	Automatic Data Processing Inc.	1,614,284	430,142
	Accenture plc Class A	2,471,689	410,103
	General Dynamics Corp.	1,030,694	395,189
	3M Co.	2,102,286	370,591
	Johnson Controls International plc	2,465,441	361,582
	Cummins Inc.	556,179	352,729
	Emerson Electric Co.	2,262,665	338,992
	Illinois Tool Works Inc.	1,158,353	332,389
	United Parcel Service Inc. Class B	3,007,277	313,418
	Honeywell International Inc.	1,277,716	310,549
	Norfolk Southern Corp.	905,679	303,837
	Northrop Grumman Corp.	538,159	291,940
	PACCAR Inc.	2,079,881	275,959
	FedEx Corp.	881,348	270,926
*	Honeywell Aerospace Inc.	1,277,822	264,177
	CRH plc	2,691,352	255,705
	Rockwell Automation Inc.	452,404	217,190
	L3Harris Technologies Inc.	749,510	207,659
	Carrier Global Corp.	3,143,968	194,329
	Ferguson Enterprises Inc.	770,381	180,523
	Paychex Inc.	1,296,170	151,445
	Xylem Inc.	955,163	111,725
	Otis Worldwide Corp.	1,546,073	111,240
	Synchrony Financial	1,351,085	102,399
	Hubbell Inc. Class B	213,222	100,758
	PPG Industries Inc.	897,973	99,244
	Smurfit Westrock plc	2,102,494	96,652
	Fidelity National Information Services Inc.	2,082,925	93,253
	Dow Inc.	2,900,677	87,862
	Packaging Corp. of America	349,568	85,938
	Snap-on Inc.	204,061	83,749
	Amcor plc	1,859,554	83,457
	DuPont de Nemours Inc.	549,858	75,331
	CH Robinson Worldwide Inc.	473,389	69,934
	IDEX Corp.	297,945	68,661
*	Fedex Freight Holding Co. Inc.	440,738	61,937
	Global Payments Inc.	726,141	61,054
	Stanley Black & Decker Inc.	625,152	59,127
	Masco Corp.	812,032	58,044
	RPM International Inc.	508,070	54,399
	Allegion plc	342,876	53,969
	Huntington Ingalls Industries Inc.	157,817	51,519
	Jack Henry & Associates Inc.	289,276	44,560
	Owens Corning	320,340	44,495
	Donaldson Co. Inc.	464,050	43,732
	Watsco Inc.	140,692	43,516
	Flowserve Corp.	512,230	38,924
	Ryder System Inc.	151,562	38,864
	CNH Industrial NV	3,504,788	35,924
	Oshkosh Corp.	250,642	35,694
	Toro Co.	384,421	35,317
	AptarGroup Inc.	254,933	34,151
	Booz Allen Hamilton Holding Corp.	482,152	33,616
	Terex Corp.	454,083	28,535
	Sensata Technologies Holding plc	584,119	27,039
	A O Smith Corp.	449,293	27,016

	Shares	Market Value ($000)
GATX Corp.	140,979	25,217
AGCO Corp.	240,607	24,580
Landstar System Inc.	135,582	23,696
Fortune Brands Innovations Inc.	466,529	22,981
MSC Industrial Direct Co. Inc. Class A	182,715	22,547
Sonoco Products Co.	396,759	22,361
Genpact Ltd.	622,825	21,905
Installed Building Products Inc.	93,513	20,848
Brunswick Corp.	259,128	20,471
Herc Holdings Inc.	131,581	19,756
Louisiana-Pacific Corp.	255,250	18,488
WillScot Holdings Corp.	717,768	17,427
ADT Inc.	2,257,026	17,244
Korn Ferry	208,872	17,184
Robert Half Inc.	398,593	15,067
Scorpio Tankers Inc.	182,715	14,226
Silgan Holdings Inc.	355,238	14,202
Otter Tail Corp.	153,982	13,615
Maximus Inc.	217,043	13,077
Exponent Inc.	191,921	12,830
Graphic Packaging Holding Co.	1,176,434	12,623
HB Fuller Co.	219,083	12,115
McGrath RentCorp	97,465	11,223
Hub Group Inc. Class A	239,162	11,128
ABM Industries Inc.	230,857	11,060
Boise Cascade Co.	142,067	10,851
Patrick Industries Inc.	129,839	10,718
Kennametal Inc.	304,929	10,358
Crane NXT Co.	197,415	10,256
Trinity Industries Inc.	319,274	9,974
Atkore Inc.	134,695	9,827
Star Bulk Carriers Corp.	339,384	9,757
ManpowerGroup Inc.	185,797	9,739
Werner Enterprises Inc.	241,507	9,037
Albany International Corp. Class A	114,423	8,526
Greif Inc. Class A	95,320	8,250
Western Union Co.	1,278,322	8,130
Schneider National Inc. Class B	206,120	7,367
Insperity Inc.	144,802	7,328
TriNet Group Inc.	109,506	7,209
Pagseguro Digital Ltd. Class A	653,868	6,303
Tennant Co.	72,064	6,056
Greenbrier Cos. Inc.	120,802	5,949
FLEX LNG Ltd.	124,197	3,876
Ardagh Metal Packaging SA	550,096	2,602
		14,017,713
Real Estate (0.0%)
HA Sustainable Infrastructure Capital Inc.	510,898	19,348
Newmark Group Inc. Class A	634,525	9,515
AGNT Inc.	358,068	1,450
		30,313
Technology (13.8%)
Broadcom Inc.	18,734,059	7,292,794
Texas Instruments Inc.	3,662,116	1,009,792
Oracle Corp.	6,901,653	896,318
International Business Machines Corp.	3,788,808	847,367
Analog Devices Inc.	1,965,837	722,268
QUALCOMM Inc.	4,248,571	627,132
Dell Technologies Inc. Class C	1,211,895	491,266
Hewlett Packard Enterprise Co.	5,333,647	255,482
TE Connectivity plc	1,175,894	241,870
NXP Semiconductors NV	1,017,698	233,216
Microchip Technology Inc.	2,138,450	158,865
NetApp Inc.	792,160	141,401
Cognizant Technology Solutions Corp. Class A	1,909,366	105,683
HP Inc.	3,680,481	100,367
VeriSign Inc.	328,218	95,190
CDW Corp.	514,445	76,040
SS&C Technologies Holdings Inc.	834,791	64,321

		Shares	Market Value ($000)
	Gen Digital Inc.	2,168,493	59,525
[1]	Skyworks Solutions Inc.	604,882	37,672
	Match Group Inc.	934,873	36,843
	Avnet Inc.	326,467	29,003
	Amkor Technology Inc.	501,407	25,005
	Amdocs Ltd.	427,457	23,818
	Clear Secure Inc. Class A	374,643	20,695
	Science Applications International Corp.	172,340	20,186
	Vishay Intertechnology Inc.	542,761	18,573
	KBR Inc.	505,783	18,517
	Kulicke & Soffa Industries Inc.	203,366	18,140
	Dolby Laboratories Inc. Class A	240,068	14,118
	Universal Display Corp.	172,907	13,860
	Power Integrations Inc.	220,150	13,365
	Benchmark Electronics Inc.	141,453	11,284
	Concentrix Corp.	175,770	4,324
			13,724,300
Telecommunications (4.0%)
	Cisco Systems Inc.	15,910,434	1,845,451
	Verizon Communications Inc.	16,868,421	789,611
	AT&T Inc.	27,271,643	634,066
	Comcast Corp. Class A	14,267,769	341,856
	T-Mobile US Inc.	1,963,400	339,099
	Millicom International Cellular SA	364,299	34,783
	Iridium Communications Inc.	374,511	17,729
			4,002,595
Utilities (5.8%)
	NextEra Energy Inc.	8,407,570	730,786
	Southern Co.	4,544,918	429,677
	Duke Energy Corp.	3,137,915	393,589
	Waste Management Inc.	1,498,756	339,543
	American Electric Power Co. Inc.	2,193,549	280,445
	Dominion Energy Inc.	3,543,146	245,079
	Sempra	2,633,566	233,202
	Entergy Corp.	1,842,870	198,330
	Xcel Energy Inc.	2,513,825	196,581
	Exelon Corp.	4,126,485	189,076
	Consolidated Edison Inc.	1,484,513	161,589
	Public Service Enterprise Group Inc.	2,009,864	154,116
	WEC Energy Group Inc.	1,312,521	143,616
	Ameren Corp.	1,112,324	121,922
	DTE Energy Co.	835,727	118,565
	Atmos Energy Corp.	664,339	114,784
	Edison International	1,532,815	112,463
	CenterPoint Energy Inc.	2,634,254	110,744
	NRG Energy Inc.	818,898	109,970
	Eversource Energy	1,513,621	108,360
	FirstEnergy Corp.	2,214,355	106,975
	PPL Corp.	3,030,238	106,695
	American Water Works Co. Inc.	785,286	105,362
	CMS Energy Corp.	1,237,385	89,079
	NiSource Inc.	1,928,146	85,668
	Evergy Inc.	927,356	76,980
	Alliant Energy Corp.	1,041,061	73,686
	Pinnacle West Capital Corp.	487,266	49,209
	Essential Utilities Inc.	1,141,797	45,501
	AES Corp.	2,858,788	41,967
	OGE Energy Corp.	827,299	39,173
	IDACORP Inc.	222,470	31,793
	UGI Corp.	865,804	31,273
	National Fuel Gas Co.	378,771	31,177
	Southwest Gas Holdings Inc.	289,801	25,908
	TXNM Energy Inc.	410,062	23,751
	New Jersey Resources Corp.	403,589	23,364
	Portland General Electric Co.	463,339	22,856
	Black Hills Corp.	304,796	21,704
	ONE Gas Inc.	250,030	19,415
	Spire Inc.	232,745	18,587
	Northwestern Energy Group Inc.	246,429	16,940

			Shares	Market Value ($000)
		MDU Resources Group Inc.	819,075	16,341
		Clearway Energy Inc. Class C	488,810	15,510
		Avista Corp.	334,498	13,530
		American States Water Co.	155,914	13,352
		Chesapeake Utilities Corp.	96,975	12,876
		California Water Service Group	237,683	11,910
		MGE Energy Inc.	147,064	11,696
		H2O America	140,918	8,642
		Northwest Natural Holding Co.	166,579	8,149
				5,691,506
Total Common Stocks (Cost $65,024,611)				98,937,739
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $164,148)	3.718%	1,641,656	164,149
Total Investments (99.9%) (Cost $65,188,759)				99,101,888
Other Assets and Liabilities—Net (0.1%)				109,368
Net Assets (100%)				99,211,256

Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,006.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,515 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	101	37,972	(99)
E-mini S&P Mid-Cap 400 Index	September 2026	192	72,440	(439)
				(538)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Amgen Inc.	8/31/2026	BANA	63,964	(3.630)	1,494	—
Citigroup Inc.	2/1/2027	GSI	14,992	(4.330)	—	(298)
Citigroup Inc.	8/31/2027	BANA	10,248	(4.375)	—	(54)
Elevance Health Inc.	2/1/2027	CITNA	7,202	(4.130)	—	(129)
Global Payments Inc.	8/31/2026	BANA	8,933	(4.280)	—	(1)
Global Payments Inc.	2/1/2027	CITNA	409	(4.230)	8	—
Global Payments Inc.	8/31/2027	BANA	7,422	(4.380)	—	(1)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	8/31/2027	BANA	61,243	(4.444)	—	(1,767)
Raymond James Financial Inc.	2/1/2027	CITNA	5,814	(4.184)	271	—
					1,773	(2,250)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At July 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,327 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	98,937,739	—	—	98,937,739
Temporary Cash Investments	164,149	—	—	164,149
Total	99,101,888	—	—	99,101,888

Derivative Financial Instruments
Assets
Swap Contracts	—	1,773	—	1,773
Liabilities
Futures Contracts[1]	(538)	—	—	(538)
Swap Contracts	—	(2,250)	—	(2,250)
Total	(538)	(2,250)	—	(2,788)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.